CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 9.6%
Entertainment - 2.2%
Netflix Inc.	17,320	$10,518,956	*
Walt Disney Co.	116,197	14,217,865

Total Entertainment		24,736,821

Interactive Media & Services - 5.9%
Alphabet Inc., Class A Shares	142,353	21,485,338	*
Alphabet Inc., Class C Shares	107,347	16,344,654	*
Meta Platforms Inc., Class A Shares	56,105	27,243,466

Total Interactive Media & Services		65,073,458

Media - 1.0%
Comcast Corp., Class A Shares	252,908	10,963,562

Wireless Telecommunication Services - 0.5%
T-Mobile US Inc.	36,375	5,937,127

TOTAL COMMUNICATION SERVICES		106,710,968

CONSUMER DISCRETIONARY - 6.5%
Broadline Retail - 3.5%
Amazon.com Inc.	217,767	39,280,812	*

Specialty Retail - 3.0%
Home Depot Inc.	25,677	9,849,697
TJX Cos. Inc.	227,762	23,099,622

Total Specialty Retail		32,949,319

TOTAL CONSUMER DISCRETIONARY		72,230,131

CONSUMER STAPLES - 6.3%
Beverages - 1.9%
Coca-Cola Co.	159,115	9,734,656
PepsiCo Inc.	64,113	11,220,416

Total Beverages		20,955,072

Consumer Staples Distribution & Retail - 2.1%
Walmart Inc.	385,207	23,177,905

Food Products - 1.1%
Mondelez International Inc., Class A Shares	130,615	9,143,050
Nestle SA, ADR	26,394	2,803,043

Total Food Products		11,946,093

Household Products - 1.2%
Procter & Gamble Co.	84,411	13,695,685

TOTAL CONSUMER STAPLES		69,774,755

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	113,072	$17,835,977
EQT Corp.	130,299	4,830,184
Exxon Mobil Corp.	141,338	16,429,129
Kinder Morgan Inc.	313,100	5,742,254
Pioneer Natural Resources Co.	54,310	14,256,375

TOTAL ENERGY		59,093,919

FINANCIALS - 17.4%
Banks - 5.6%
Bank of America Corp.	424,969	16,114,825
JPMorgan Chase & Co.	150,087	30,062,426
US Bancorp	373,690	16,703,943

Total Banks		62,881,194

Capital Markets - 1.7%
CME Group Inc.	42,341	9,115,594
Intercontinental Exchange Inc.	71,523	9,829,406

Total Capital Markets		18,945,000

Financial Services - 6.5%
Berkshire Hathaway Inc., Class A Shares	66	41,873,040	*
Visa Inc., Class A Shares	110,024	30,705,498

Total Financial Services		72,578,538

Insurance - 3.6%
Hartford Financial Services Group Inc.	63,686	6,562,842
Progressive Corp.	65,700	13,588,074
Travelers Cos. Inc.	86,536	19,915,395

Total Insurance		40,066,311

TOTAL FINANCIALS		194,471,043

HEALTH CARE - 12.6%
Biotechnology - 1.4%
AbbVie Inc.	84,136	15,321,166

Health Care Equipment & Supplies - 1.2%
Stryker Corp.	37,561	13,441,955

Health Care Providers & Services - 1.7%
UnitedHealth Group Inc.	38,251	18,922,770

Life Sciences Tools & Services - 2.2%
ICON PLC	21,510	7,226,284	*
Thermo Fisher Scientific Inc.	29,755	17,293,904

Total Life Sciences Tools & Services		24,520,188

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.1%
Eli Lilly & Co.	30,429	$23,672,545
Johnson & Johnson	114,503	18,113,229
Merck & Co. Inc.	201,378	26,571,827

Total Pharmaceuticals		68,357,601

TOTAL HEALTH CARE		140,563,680

INDUSTRIALS - 11.1%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	9,417	4,507,541
RTX Corp.	137,278	13,388,723

Total Aerospace & Defense		17,896,264

Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	75,738	11,256,939

Commercial Services & Supplies - 1.7%
Waste Management Inc.	89,344	19,043,673

Electrical Equipment - 2.3%
Eaton Corp. PLC	47,525	14,860,117
Emerson Electric Co.	90,704	10,287,648

Total Electrical Equipment		25,147,765

Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd.	83,610	7,371,894
Union Pacific Corp.	25,592	6,293,840

Total Ground Transportation		13,665,734

Industrial Conglomerates - 1.8%
Honeywell International Inc.	98,351	20,186,543

Professional Services - 1.5%
Automatic Data Processing Inc.	64,609	16,135,452

TOTAL INDUSTRIALS		123,332,370

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 0.8%
Arista Networks Inc.	31,429	9,113,782	*

Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding NV, Registered Shares	16,401	15,916,678
Intel Corp.	84,094	3,714,432
Marvell Technology Inc.	78,207	5,543,312
NVIDIA Corp.	38,319	34,623,516

Total Semiconductors & Semiconductor Equipment		59,797,938

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Software - 12.0%
Adobe Inc.	34,666	$17,492,464	*
Microsoft Corp.	230,409	96,937,674
Oracle Corp.	113,086	14,204,732
Synopsys Inc.	9,687	5,536,121	*

Total Software		134,170,991

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	309,465	53,067,058

TOTAL INFORMATION TECHNOLOGY		256,149,769

MATERIALS - 5.4%
Chemicals - 3.1%
Ecolab Inc.	37,945	8,761,501
Linde PLC	6,131	2,846,746
PPG Industries Inc.	93,278	13,515,982
Sherwin-Williams Co.	28,473	9,889,527

Total Chemicals		35,013,756

Construction Materials - 1.0%
Vulcan Materials Co.	42,047	11,475,467

Containers & Packaging - 0.6%
Crown Holdings Inc.	76,824	6,089,070

Metals & Mining - 0.7%
ArcelorMittal SA, Registered Shares	262,603	7,242,591

TOTAL MATERIALS		59,820,884

REAL ESTATE - 1.0%
Specialized REITs - 1.0%
American Tower Corp.	59,715	11,799,087

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.	45,112	2,883,108

Multi-Utilities - 0.4%
Sempra	66,315	4,763,406

TOTAL UTILITIES		7,646,514

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $362,914,606)		1,101,593,120

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	4,607,041	$4,607,041	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	4,607,041	4,607,041	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,214,082)			9,214,082

TOTAL INVESTMENTS - 99.7% (Cost - $372,128,688)			1,110,807,202
Other Assets in Excess of Liabilities - 0.3%			3,355,371

TOTAL NET ASSETS - 100.0%			$1,114,162,573

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $4,607,041 and the cost was $4,607,041 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

6

Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,101,593,120	—	—	$1,101,593,120
Short-Term Investments†	9,214,082	—	—	9,214,082

Total Investments	$1,110,807,202	—	—	$1,110,807,202

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,894,572	$16,742,574	16,742,574	$20,030,105	20,030,105

8

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$91,909	—	$4,607,041

9